UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

March 14, 2006 to June 14, 2006

 Commission File Number of issuing entity:    333-127026-01

MEDALLION TRUST SERIES 2006-1G
(Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:    333-93721

SECURITISATION ADVISORY SERVICES PTY. LIMITED
(Exact name of depositor as specified in its charter)

COMMONWEALTH BANK OF AUSTRALIA
(Exact name of sponsor as specified in its charter)

AUSTRALIAN CAPITAL TERRITORY, COMMONWEALTH OF AUSTRALIA
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

Level 6, 48 Martin Place, Sydney, 2000 Australia	Not Applicable
(Address of principal executive offices of the issuing entity)	(Zip Code)

(011) 612-9378-5293
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 Mortgage Backed Floating Rate Notes	[_____]	[_____]	_X_	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.      Yes _X_No ____

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2503 (03-05)

 PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 14, 2006 a distribution was made to holders of Medallion Trust Series 2006-1G (the “Issuing Entity”).

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

On March 14, 2006, the Issuing Entity publicly issued $2,000,000,000 of Class A-1 Mortgage Backed Floating Rate Notes due June 2037 (the “Class A-1 Notes”) pursuant to a registration statement (No. 333-127026) of Securitisation Advisory Services Pty. Limited (the “Registrant”) declared effective on August 15, 2005. The underwriters for the issuance of the Class A-1 Notes were Deutsche Bank Securities Inc., Credit Suisse Securities (USA) LLC, Commonwealth Bank of Australia and HSBC Bank plc. Underwriting Discounts and Commissions for the Class A-1 Notes amounted to $1,200,000. The Registrant also paid general transaction expenses, estimated to be $900,000.     The net proceeds from the sale of the Class A-1 Notes amounted to $1,998,800,000 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

On March 14, 2006, the Issuing Entity issued €450,000,000 of Class A-3 Mortgage Backed Floating Rate Notes due June 2037 (the “Class A-3 Notes”). The Class A-3 Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The managers for the issuance of the Class A-3 Notes were Credit Suisse Securities (Europe) Limited, Deutsche Bank AG, London Branch, HSBC Bank plc and Commonwealth Bank of Australia. Underwriting Discounts and Commissions for the Class A-3 Notes amounted to €270,000. The net proceeds from the sale of the Class A-3 Notes amounted to €449,730,000 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

On March 14, 2006, the Issuing Entity issued A$2,000,000,000 Class A-2 Mortgage Backed Floating Rate Notes due June 2037 (the “Class A-2 Notes”). The Class A-2 Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The managers for the Class A-2 Notes were Deutsche Bank AG, Sydney Branch, Credit Suisse, Sydney Branch, HSBC Bank plc and Commonwealth Bank of Australia. Underwriting Discounts and Commissions for the Class A-2 Notes amounted to A$1,998,800,000. The net proceeds from the sale of the Class A-2 amounted to A$1,998,800,000 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

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On March 14, 2006, the Issuing Entity issued A$66,000,000 Class B Mortgage Backed Floating Rate Notes due June 2037 (the “Class B Notes”). The Class B Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The lead manager for the Class B Notes was Commonwealth Bank of Australia. Underwriting Discounts and Commissions for the Class B Notes amounted to A$39,600. The net proceeds from the sale of the Class B Notes amounted to A$65,960,400 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

Item 4.   Default Upon Senior Securities.

Not applicable.

Item 5.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6.   Significant Obligors of Pool Assets.

Not applicable.

Item 7.   Significant Enhancement Provider Information.

The unaudited consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited consolidated statements of operations for the three months ended March 31, 2006 and 2005 and the unaudited consolidated statements of cash flows for March 31, 2006 and 2005 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in PMI Group Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date. You should not assume that the information concerning PMI Mortgage Insurance Ltd is accurate as of any date other than the date that such Form 10-Q was filed with the Commission.

Item 8. Other Information.

Not applicable.

Item 9.   Exhibits.

(a)  The following is a list of documents filed as part of this report on Form 10-D:

(EX 99.1)            Quarterly report distributed to holders of Medallion Trust Series 2006-1G, relating to the June 14, 2006 distribution.

(EX 99.2)            Copy of the unaudited consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited consolidated statements of operations for the three months ended March 31, 2006 and 2005 and the unaudited consolidated statements of cash flows for March 31, 2006 and 2005 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in PMI Group Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

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(b)    The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Securitisation Advisory Services Pty. Limited (Depositor)
Date: ______June 14, 2006_________________
/s/ Nigel Pickford_______________________ (Signature) Nigel Pickford Authrorised Officer

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EXHIBIT INDEX

(EX 99.1)	Quarterly report distributed to holders of Medallion Trust Series 2006-1G, relating to the June 14, 2006 distribution.
(EX 99.2)

Copy of the unaudited consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited consolidated statements of operations for the three months ended March 31, 2006 and 2005 and the unaudited consolidated statements of cash flows for March 31, 2006 and 2005 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in PMI Group Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

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